Derivatives Not Designated as Hedging Instruments Contract Amount (Detail) - Not Designated as Hedging Instrument - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Derivative [Line Items]
Derivatives Not Designated as Hedging Instruments Contract Amount	¥ 48,840	¥ 90,312
Interest rate swap agreements
Derivative [Line Items]
Derivatives Not Designated as Hedging Instruments Contract Amount		4,500
Foreign exchange forward contracts
Derivative [Line Items]
Derivatives Not Designated as Hedging Instruments Contract Amount	100	474
Foreign currency option contracts
Derivative [Line Items]
Derivatives Not Designated as Hedging Instruments Contract Amount	¥ 48,740	¥ 85,338